COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
Purchase orders with contract manufacturers	$ 14.2	$ 9.5